CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents (Note 4)	$ 48,657,339	$ 4,255,508
Receivables	248,001	223,722
Prepaid expenses	921,409	779,605
Total current assets	49,826,749	5,258,835
Equipment (Note 6)	446,477	539,567
Mineral property interests (Note 7)	50,472,202	57,616,924
Reclamation deposits	491,808	606,155
Other assets	195,551	152,049
Total assets	101,432,787	64,173,530
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	431,904	559,579
Loans payable to Oyu Tolgoi LLC (Note 8)	5,911,332	5,563,657
Deferred revenue (Note 9)	38,922,701	0
Deferred income tax liabilities	8,671,851	9,722,384
Total liabilities	53,937,788	15,845,620
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 146,734,385 (December 31, 2012 - 128,877,243) issued and outstanding	177,065,075	167,428,814
Additional paid-in capital	19,725,501	18,672,864
Accumulated other comprehensive income (Note 13)	2,029,273	3,253,019
Accumulated deficit during the exploration stage	(151,324,850)	(141,026,787)
Total stockholders' equity	47,494,999	48,327,910
Total liabilities and stockholders' equity	$ 101,432,787	$ 64,173,530